Allmerica

      FINANCIAL SERVICES _____________________________________________________


      [GRAPHIC]
                                                       . Variable Annuity




               Get this document on-line at www.e-z-delivery.com!


                          [LOGO] ALLMERICA FINANCIAL(R)

                               Semi-Annual Report

                                  JUNE 30, 2001

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Select Investment Grade Income Fund
        Money Market Fund

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

Product Performance Summary


Variable Annuity
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Variable Annuity sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.


                                  Without Surrender Charge                                                    With Surrender Charge
                                          and Contract Fee                                                         and Contract Fee

                                       1        5       10                                                   1        5          10
Sub-Accounts                        Year    Years    Years      Sub-Accounts                              Year    Years       Years
-----------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund - Single/Elective Payment                      Core Equity Fund - Elective Payment
Tax Qualified Account            -19.31%   10.96%   12.24%      Tax Qualified Account                  -26.12%    8.43%      10.83%
Non Tax Qualified Account        -19.31%   10.96%   12.24%      Non Tax Qualified Account              -25.18%    9.67%      12.00%

Select Investment Grade Income Fund -                           Select Investment Grade Income Fund -
Single/Elective Payment                                         Elective Payment
Tax Qualified Account              8.99%    5.59%    6.44%      Tax Qualified Account                    1.13%    4.20%       6.05%
Non Tax Qualified Account          8.99%    5.59%    6.44%      Non Tax Qualified Account                1.31%    4.53%       6.35%

Money Market Fund -                                             Money Market Fund -
Single/Elective Payment                                         Elective Payment
Tax Qualified Account              4.68%    4.27%    3.69%      Tax Qualified Account                   -2.71%    3.20%       3.57%
Non Tax Qualified Account          4.68%    4.27%    3.69%      Non Tax Qualified Account               -2.66%    3.29%       3.67%

                                                                Core Equity Fund - Single Payment
                                                                Tax Qualified Account                  -23.35%   10.35%      12.24%
                                                                Non Tax Qualified Account              -23.35%   10.35%      12.24%

                                                                Select Investment Grade Income Fund -
                                                                Single Payment
                                                                Tax Qualified Account                    3.54%    5.02%       6.44%
                                                                Non Tax Qualified Account                3.54%    5.02%       6.44%

                                                                Money Market Fund - Single Payment
                                                                Tax Qualified Account                   -0.55%    3.70%       3.69%
                                                                Non Tax Qualified Account               -0.55%    3.70%       3.69%

Performance returns given above are for the Variable Annuity sub-accounts of AFLIAC, and assume an investment in the underlying funds on the date of inception of each Fund (April 29, 1985). All full surrenders or withdrawals may be subject to a declining sales charge. The maximum contingent deferred sales charge is 7.0%.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                          Allmerica Financial Services

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

                          Variable Annuity
This product is issued by Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member NASD/SIPC.



                    [LOGO] IMSA                  [GRAPHIC]
                                           Retire on Your Terms


                          [LOGO] ALLMERICA FINANCIAL(R)


                      THE ALLMERICA FINANCIAL COMPANIES

         First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY)
   Allmerica Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica
      Investment Management Company, Inc. o Financial Profiles, Inc. The Hanover Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
   Insurance Company o Allmerica Asset Management, Inc. Allmerica Financial
          Benefit Insurance Company o Citizens Insurance Company of
                      America o Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

        [LOGO] ALLMERICA FINANCIAL(R)
                                                         ---------------------
                 ATTN: S130                                    PRSRT STD
440 Lincoln Street, Worcester, Massachusetts 01653         U.S. POSTAGE PAID
                                                             LANCASTER PA
                                                            PERMIT NO. 310
                                                         ---------------------
         Change Service Requested

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Separate Account VA-A (File No. 811-1497), Separate Account VA-B (File No. 811-2559), Separate Account VA-C (File No. 811-2558), Separate Account VA-G (File No. 811-3842) and Separate Account VA-H (File No. 811-3841), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.